United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-02889

                          Alliance Government Reserves
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


STATEMENT OF NET ASSETS
June 30, 2003                                         Alliance Treasury Reserves
--------------------------------------------------------------------------------

Principal
  Amount
   (000)   Security                 Yield               Value
--------------------------------------------------------------------------------
           U.S. GOVERNMENT
           OBLIGATIONS-58.6%
           U.S. TREASURY
           BILLS-58.6%
$  33,000  9/25/03.............     0.85%          $ 32,936,097
   20,000  9/11/03.............     1.08             19,956,800
   23,000  9/18/03.............     1.08             22,951,767
   20,000  9/04/03.............     1.09             19,960,638
   31,000  7/03/03.............     1.11             30,998,093
   15,000  7/10/03.............     1.12             14,995,819
   15,000  7/31/03.............     1.14             14,985,750
   15,000  7/31/03.............     1.15             14,985,687
   55,000  8/21/03.............     1.15             54,915,248
   10,000  7/17/03.............     1.16              9,994,866
   15,000  8/14/03.............     1.16             14,978,871
   40,000  8/28/03.............     1.16             39,928,064
   25,000  7/24/03.............     1.17             24,981,600
   30,000  8/07/03.............     1.17             29,965,569
   15,000  10/02/03............     1.18             14,954,663
   15,000  10/09/03............     1.18             14,951,250
                                                   ------------
           Total U.S. Government
           Obligations (amortized
           cost $376,440,782)..                     376,440,782
                                                   ------------
           REPURCHASE
           AGREEMENTS-41.5%
           ABN AMRO
   20,000  0.97%, dated 6/13/03,
           due 8/12/03 in the
           amount of $20,032,333
           (cost $20,000,000;
           collateralized by
           $18,079,000 U.S.
           Treasury Note, 7.50%,
           due 2/15/05, value
           $20,401,042) (a)....     0.97             20,000,000
           ABN AMRO
   10,000  1.10%, dated 6/30/03,
           due 7/01/03 in the
           amount of $10,000,306
           (cost $10,000,000;
           collateralized by
           $9,040,000 U.S.
           Treasury Note, 7.50%,
           due 2/15/05, value
           $10,201,085)........     1.10             10,000,000
           BNP Paribas
   10,000  1.15%, dated 5/07/03,
           due 7/07/03 in the
           amount of $10,019,486
           (cost $10,000,000;
           collateralized by
           $7,922,000 U.S.
           Treasury Bonds, 5.25%
           to 8.875%, due
           2/15/19 to 2/15/29,
           value $10,200,658)..     1.15             10,000,000
           BNP Paribas
   15,000  1.15%, dated 5/08/03,
           due 7/08/03 in the
           amount of $15,029,229
           (cost $15,000,000;
           collateralized by
           $9,898,000 U.S.
           Treasury Bonds, 8.875%,
           due 8/15/17 to 2/15/19,
           value $15,301,803) (a).  1.15             15,000,000
           Citigroup Global
           Markets
   15,000  0.82%, dated 6/23/03,
           due 9/22/03 in the
           amount of $15,031,092
           (cost $15,000,000;
           collateralized by
           $12,360,000 U.S.
           Treasury Bond , 6.125%,
           due 8/15/29, value
           $15,309,378) (a)....     0.82             15,000,000
           Citigroup Global
           Markets
   15,000  1.15%, dated 4/24/03,
           due 7/28/03 in the
           amount of $15,045,521
           (cost $15,000,000;
           collateralized by
           $13,270,000 U.S.
           Treasury Note, 6.875%,
           due 5/15/06, value
           $15,304,049) (a)....     1.15             15,000,000

                                                      Alliance Treasury Reserves
--------------------------------------------------------------------------------

Principal
  Amount
   (000)   Security                 Yield               Value
--------------------------------------------------------------------------------
           CS First Boston Corp.
$  15,000  0.81%, dated 6/23/03,
           due 9/23/03 in the
           amount of $15,031,050
    (cost $15,000,000;
           collateralized by
           $12,509,000 U.S.
           Treasury Bonds, 6.00%
           to 6.875%, due 8/15/25
           to 2/15/26, value
           $15,300,769) (a)......   0.81%          $ 15,000,000
           CS First Boston Corp.
   15,000  0.81%, dated 6/25/03,
           due 9/24/03 in the amount
           of $15,030,713
           (cost $15,000,000;
           collateralized by
           $12,635,000 U.S.
           Treasury Bond, 6.00%,
           due 2/15/26, value
           $15,302,574) (a)....     0.81             15,000,000
           Deutsche Bank
   30,000  1.10%, dated 6/30/03,
           due 7/01/03 in the
           amount of $30,000,917
           (cost $30,000,000;
           collateralized by
           $22,355,000 U.S.
           Treasury Bonds, 6.375%
           to 8.75%, due 11/15/08
           to 8/15/27, value
           $30,600,363)........     1.10             30,000,000
           Goldman Sachs & Co.
   20,000  0.95%, dated 6/12/03,
           due 8/29/03 in the
           amount of $20,040,639
           (cost $20,000,000;
           collateralized by
           $20,242,000 U.S.
           Treasury Note, 1.75%,
           due 12/31/04, value
           $20,400,151) (a)....     0.95             20,000,000
           Lehman Brothers, Inc.
   10,000  1.09%, dated 5/20/03,
           due 8/18/03 in the
           amount of $10,027,250
           (cost $10,000,000;
           collateralized by
           $9,681,000 U.S.
           Treasury Notes and
           U.S. Treasury Bond,
           4.25% to 11.75%,
           due 11/15/03 to 2/15/10,
           value $10,203,610) (a).  1.09             10,000,000
           Lehman Brothers, Inc.
   10,000  1.15%, dated 5/01/03,
           due 7/02/03 in the
           amount of $10,019,806
           (cost $10,000,000;
           collateralized by
           $8,425,000 U.S.
           Treasury Bond, 11.75%,
           due 2/15/10, value
           $10,197,443)........     1.15             10,000,000
           Morgan Stanley Dean
           Witter
   30,000  1.05%, dated 6/05/03,
           due 9/02/03 to 9/05/03
           in the amount of
           $30,079,188 (cost
           $30,000,000;
           collateralized by
           $28,082,000 U.S.
           Treasury Bond, 5.25%,
           due 11/15/28, value
           $30,600,604) (a)....     1.05             30,000,000
           State Street Bank and
           Trust Co., Inc.
   22,100  1.00%, dated 6/30/03,
           due 7/01/03 in the
           amount of $22,100,614
           (cost $22,100,000;
           collateralized by
           $22,585,000 U.S.
           Treasury Note, 1.75%,
           due 12/31/04, value
           $22,764,957)........     1.00             22,100,000

STATEMENT OF NET ASSETS (continued)                   Alliance Treasury Reserves
--------------------------------------------------------------------------------

Principal
  Amount
   (000)   Security                 Yield               Value
--------------------------------------------------------------------------------
           UBS Warburg
 $ 15,000  0.82%, dated 6/19/03,
           due 9/17/03 in the
           amount of $15,030,750
           (cost $15,000,000;
           collateralized by
           $10,720,000 U.S.
           Treasury Bond, 3.875%,
           due 4/15/29, value
           $15,301,852) (a)....     0.82%          $ 15,000,000
           UBS Warburg
   15,000  1.10%, dated 6/30/03,
           due 7/01/03 in the
           amount of $15,000,458
           (cost $15,000,000;
           collateralized by
           $10,975,000 U.S.
           Treasury Bond, 3.625%,
           due 4/15/28, value
           $15,303,910)........     1.10             15,000,000
                                                   ------------
           Total Repurchase
           Agreements
           (amortized cost
           $267,100,000).......                     267,100,000
                                                   ------------
           TOTAL
           INVESTMENTS-100.1%
           (amortized cost
           $643,540,782)......                     $643,540,782
           Other assets less
           liabilities-(0.1%)...                       (607,465)
                                                   -----------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           642,859,920 shares
           outstanding)........                    $642,933,317
                                                   ============

--------------------------------------------------------------------------------
(a) Repurchase agreements which are terminable within 7 days.

    See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2003                                                            Alliance Treasury Reserves
==============================================================================================================
INVESTMENT INCOME
   Interest.............................................................                        $    9,689,407
EXPENSES
   Advisory fee (Note B)................................................     $    3,401,779
   Distribution assistance and administrative service (Note C)..........          2,785,147
   Transfer agency (Note B).............................................            258,063
   Custodian fees.......................................................            171,625
   Printing.............................................................             73,255
   Registration fees....................................................             48,285
   Audit and legal fees.................................................             43,443
   Trustees' fees.......................................................             11,500
   Miscellaneous........................................................             10,929
                                                                             --------------
   Total expenses.......................................................          6,804,026
   Less: expense offset arrangement (Note B)............................               (469)
                                                                             --------------
   Net expenses.........................................................                             6,803,557
                                                                                                --------------
   Net investment income................................................                             2,885,850
REALIZED GAIN ON INVESTMENT TRANSACTIONS
   Net realized gain on investment transactions.........................                                 8,714
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $    2,894,564
                                                                                                ==============


STATEMENT OF CHANGES IN NET ASSETS
==============================================================================================================

                                                                               Year Ended         Year Ended
                                                                              June 30, 2003      June 30, 2002
                                                                            ----------------   ----------------

INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $    2,885,850     $   11,224,427
   Net realized gain on investment transactions.........................              8,714             18,252
                                                                             --------------     --------------
                           .........
   Net increase in net assets from operations...........................          2,894,564         11,242,679
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income................................................         (2,885,850)       (11,224,427)
   Net realized gain on investment transactions.........................            (47,158)                -0-
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net decrease (Note E)................................................        (55,742,991)      (101,992,587)
                                                                             --------------     --------------
   Total decrease.......................................................        (55,781,435)      (101,974,335)
NET ASSETS
   Beginning of period..................................................        698,714,752        800,689,087
                                                                             --------------     --------------
   End of period (including undistributed net investment income of $72,669
      and $92,861, respectively.).......................................     $  642,933,317     $  698,714,752
                                                                             ==============     ==============


--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003

                                                      Alliance Treasury Reserves
================================================================================
NOTE A: Significant Accounting Policies
Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves and Alliance Treasury Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements
It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if the bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2003.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $107,765 for the year ended June 30, 2003.

                                                      Alliance Treasury Reserves
================================================================================

For the year ended June 30, 2003, the Portfolio's expenses were reduced by $469 under an expense offset arrangement with AGIS.

NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2003, the distribution fee amounted to $1,700,889. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2003, such payments by the Portfolio amounted to $1,084,258, of which $131,500 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At June 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003, the Portfolio had undistributed ordinary income of $72,669. The dividends paid by the Portfolio for the years ended June 30, 2003 and 2002 are deemed to be ordinary income for federal income tax purposes.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.001 par value) are authorized. At June 30, 2003, capital paid-in aggregated $642,860,648. Transactions, all at $1.00 per share, were as follows:




                                                                               Year Ended         Year Ended
                                                                                June 30,           June 30,
                                                                                  2003               2002
                                                                            ----------------   ----------------
Shares sold.............................................................      1,773,701,911      2,109,137,832
Shares issued on reinvestments of dividends and distributions...........          2,933,008         11,224,427
Shares redeemed.........................................................     (1,832,377,910)    (2,222,354,846)
                                                                             --------------     --------------
Net decrease............................................................        (55,742,991)      (101,992,587)
                                                                             ==============     ==============




FINANCIAL HIGHLIGHTS                                                                Alliance Treasury Reserves
==============================================================================================================
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       Year Ended June 30,
                                                 -------------------------------------------------------------
                                                    2003         2002        2001         2000        1999
                                                 ----------- -----------  ----------- -----------  -----------
Net asset value, beginning of period...........    $ 1.00       $ 1.00      $ 1.00       $1.00       $ 1.00
                                                   ------       ------      ------       -----       ------
Income from Investment Operations
Net investment income..........................      .004         .014        .046(a)     .044         .039(a)
Net realized gain (loss) on investment
transactions (b)...............................        -0-          -0-         -0-         -0-          -0-
                                                   ------       ------      ------       -----       ------
Net increase in net asset value from operations      .004         .014        .046        .044         .039
                                                   ------       ------      ------       -----       ------
Less: Dividends and Distributions
Dividends from net investment income...........     (.004)       (.014)      (.046)      (.044)       (.039)
Distributions from net realized gain on investment
transactions...................................        -0-(b)       -0-         -0-         -0-         -0-
                                                   ------       ------      ------       -----       ------
Total dividends and distributions..............     (.004)       (.014)      (.046)      (.044)       (.039)
                                                   ------       ------      ------       -----       ------
Net asset value, end of period.................    $ 1.00       $ 1.00      $ 1.00       $1.00       $ 1.00
                                                   ======       ======      ======       =====       ======
Total Return
Total investment return based on
   net asset value (c).........................       .43%        1.40%       4.74%       4.47%        3.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands).......  $642,933     $698,715    $800,689    $785,790     $811,752
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements.      1.00%        1.00%       1.00%       1.00%        1.00%
   Expenses, before waivers and reimbursements.      1.00%        1.00%       1.00%       1.00%        1.02%
   Net investment income.......................       .42%        1.41%       4.61%(a)    4.38%        3.88%(a)


--------------------------------------------------------------------------------
(a) Net of expenses reimbursed or waived by the Adviser.

(b) Amount is less than $0.001.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT AUDITORS                        Alliance Treasury Reserves
================================================================================
To the Board of Trustees and Shareholders of Alliance Treasury Reserves

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Treasury Reserves, a portfolio of Alliance Government Reserves (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain rea sonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for opinion. The financial highlights for the year ended June 30, 1999, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial highlights.



PricewaterhouseCoopers LLP
New York, New York

August 14, 2003

                                                      Alliance Treasury Reserves
================================================================================

Alliance Treasury Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)


OFFICERS
John D. Carifa, Chairman
Susan L. Matteson, President
John J. Kelley, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Doris T. Muller, Senior Vice President
Raymond J. Papera, Senior Vice President


John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph C. Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105


DISTRIBUTOR
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105


TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-Free (800) 221-5672


INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


--------------------------------------------------------------------------------
(1) Members of the Audit Committee.

                                                      Alliance Treasury Reserves
================================================================================

MANAGEMENT OF THE FUND
The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                             PORTFOLIOS
                                                                               IN FUND             OTHER
       NAME, AGE,                             PRINCIPAL                        COMPLEX         DIRECTORSHIPS
   ADDRESS OF TRUSTEE                       OCCUPATION(S)                    OVERSEEN BY          HELD BY
   (YEARS OF SERVICE)                    DURING PAST 5 YEARS                   TRUSTEE            TRUSTEE
-------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE
John D. Carifa, 58               President, Chief Operating Officer and a        113               None
1345 Avenue of the Americas      Director of ACMC,** with which he has been
New York, NY 10105 (14)          associated since prior to 1998.

DISINTERESTED TRUSTEES
Sam Y. Cross, 76                 Formerly Executive Vice President of The        15                None
4046 Chancery Court, N.W.        Federal Reserve Bank of New York and
Washington, DC 20007 (11)        manager for foreign operations for The
                                 Federal Reserve System.

Charles H.P. Duell, 65           President of Middleton Place Foundation         15                None
Middleton Place Foundation       and President of the Middleton Inn Company
4300 Ashley River Road           with which he has been associated since prior
Charleston, South Carolina 29414 to 1998. He is also a Trustee Emeritus of the
(18)                             National Trust for Historic Preservation and
                                 formerly a Director of the Grand Teton Lodge
                                 Company and GRC, International and
                                 Chairman of The Board of Architectural
                                 Review of the City of Charleston.

William H. Foulk, Jr., 70        An Investment Adviser and an Independent        110               None
2 Sound View Drive               Consultant. He was formerly Senior Manager
Suite 100,                       of Barrett Associates, Inc., a registered
Greenwich, CT 06830 (19)         investment adviser, with which he had
                                 been associated since prior to 1998. He was
                                 formerly Deputy Comptroller of the State of New
                                 York and, prior thereto, Chief Investment
                                 Officer of the New York Bank for Savings.

David K. Storrs, 59              President of Alternative Investment Group,      15                None
65 South Gate Lane               LLC (an investment firm). He was formerly
Southport, CT 06890 (14)         President of The Common Fund (investment
                                 management for educational institutions) with
                                 which he had been associated since prior to
                                 1998.

Shelby White, 64,                An author and financial journalist.             15                None
One Sutton Place South
New York, NY 10022 (11)


                                                      Alliance Treasury Reserves
================================================================================
OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.


     NAME, ADDRESS*                  POSITION(S) HELD                   PRINCIPAL OCCUPATION
         AND AGE                         WITH FUND                      DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

John D. Carifa, 58               Chairman                     See biography above.

Susan L. Matteson, 40            President                    Senior Vice President of ACMC** and President of
                                                              Alliance Cash Management Services with which
                                                              she has been associated since prior to 1998.

Kathleen A. Corbet, 43           Senior Vice President        Executive Vice President of ACMC**
                                                              with which she has been associated since prior
                                                              to 1998.

John J. Kelley , 43              Senior Vice President        Senior Vice President of ACMC** with which he has
                                                              been associated since prior to 1998.

Drew A. Biegel, 52               Senior Vice President        Vice President of ACMC** with which he has been
                                                              associated since prior to 1998.

John R. Bonczek, 43              Senior Vice President        Senior Vice President of ABIRM** with which he
                                                              has been associated since prior to 1998.

Patricia Ittner, 52              Senior Vice President        Vice President of ACMC** with which she has been
                                                              associated since prior to 1998.

Robert I. Kurzweil, 52           Senior Vice President        Vice President of ABIRM** with which he has been
                                                              associated since prior to 1998.

Doris T. Muller, 39              Senior Vice President        Vice President of ABIRM** with which she has been
                                                              associated since prior to 1998.

Raymond J. Papera, 47            Senior Vice President        Senior Vice President of ACMC** with which he has
                                                              been associated since prior to 1998.

John F. Chiodi, Jr., 37          Vice President               Vice President of ACMC** with which he has been
                                                              associated since prior to 1998.

Maria R. Cona, 48                Vice President               Vice President of ACMC** with which she has been
                                                              associated since prior to 1998.

Joseph C. Dona, 42               Vice President               Vice President of ACMC** with which he has been
                                                              associated since prior to 1998.

William J. Fagan, 41             Vice President               Assistant Vice President of ACMC** with which
                                                              he has been associated since prior to 1998.


                                                      Alliance Treasury Reserves
================================================================================


     NAME, ADDRESS*                  POSITION(S) HELD                   PRINCIPAL OCCUPATION
         AND AGE                         WITH FUND                      DURING PAST 5 YEARS**
------------------------------------------------------------------------------------------------------------------------------------

Linda N. Kelley, 42              Vice President               Assistant Vice President of ACMC** with which
                                                              she has been associated since prior to 1998.

Joseph R. LaSpina, 42            Vice President               Vice President of ABIRM** with which he has
                                                              been associated since prior to 1998.

Edmund P. Bergan, Jr., 53        Secretary                    Senior Vice President and the General Counsel
                                                              of ABIRM** and AGIS** with which he has been
                                                              associated since prior to 1998.

Mark D. Gersten, 52              Treasurer and Chief          Senior Vice President of AGIS** and Vice
                                 Financial Officer            President of ABIRM** with which he has
                                                              been associated since prior to 1998.


Thomas R. Manley, 51             Controller                   Vice President of ACMC** with which he has been
                                                              associated since prior to 1998


------------------------------------------------------------------------------------------------------------------------------------
*  The address for each of the Fund's Officers is 1345 Avenue of the Americas,
   New York, NY 10105.

** ACMC, ABIRM, ACL and AGIS are affiliates of the Fund.

   The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance
   Capital at 800-227-4618 for a free prospectus or SAI.

12



                     (This page left intentionally blank.)

                     (This page left intentionally blank.)

                     (This page left intentionally blank.)

Alliance
Treasury
Reserves


                           ALLIANCE CAPITAL [LOGO](R)


Annual Report
June 30, 2003



Alliance Treasury Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance

Treasury Reserves, call on a touch-tone telephone toll-free

(800) 251-0539 and press the following sequence of keys:

Option 1 Option 2

Fund Code 9 0 #

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------


ALLIANCE CAPITAL [LOGO](R)
(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.



ATRAR0603

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance Government Reserves

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003

                                Exhibit 10(b)(1)

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, John D. Carifa, certify that:

1. I have reviewed this report on Form N-CSR (the "Report") of Alliance Government Reserves (the "Fund");

2. Based on my knowledge, this Report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this Report;

3. Based on my knowledge, the financial statements and other financial information included in this Report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the Fund as of, and for, the periods presented in this Report;

4. The Fund's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Fund, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this Report is being prepared;

         b) evaluated the effectiveness of the Fund's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this Report based on such evaluation; and

         c) disclosed in this Report any change in the Fund's internal control over financial reporting that occurred during the Fund's most recent fiscal half-year [or second fiscal half-year in the case of an annual report] that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting; and

5. The Fund's other certifying officer and I have disclosed to the Fund's auditors and the audit committee of the Fund's board of directors:

         a) all significant deficiencies in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Fund's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the Fund's internal controls.



Date: August 22, 2003


                                 /s/ John D. Carifa
                                 ---------------------------
                                 John D. Carifa
                                 Chairman